Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due	$ 113,995		$ 151,993
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	91.7	85.2	93.9	90.3	6.6
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			5 years